Property, Plant and Equipment, Net (Schedule of Composition of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		$ 616,164	$ 3,497,300
Additions		70,375	65,611
Disposals		(2,743)	(61,087)
Differences in translation reserves		(48,708)	66,863
Sale of subsidiaries	[1]		(2,952,523)
Balance at end of year		635,088	616,164
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		725,797	4,307,155
Additions		100,408	230,471
Disposals		(21,249)	(76,917)
Differences in translation reserves		(56,833)	76,424
Sale of subsidiaries	[1]		(3,811,336)
Balance at end of year		748,123	725,797
Cost [Member] | Land, roads, buildings and leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		42,789	1,041,723
Additions		4,188	4,139
Disposals		(188)	(1,615)
Differences in translation reserves		(3,266)	4,167
Sale of subsidiaries	[1]		(1,005,625)
Balance at end of year		43,523	42,789
Cost [Member] | Installations, machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		499,431	2,445,579
Additions		22,388	68,410
Disposals		(17,990)	(70,142)
Differences in translation reserves		(36,942)	49,825
Sale of subsidiaries	[1]		(1,994,241)
Balance at end of year		466,887	499,431
Cost [Member] | Power generation and electrical [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year			164,469
Additions			105
Disposals			(5)
Differences in translation reserves
Sale of subsidiaries	[1]		(164,569)
Balance at end of year
Cost [Member] | Office furniture, equipment and motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		5,568	455,352
Additions		9,294	43,744
Disposals		(2,242)	(4,954)
Differences in translation reserves		1,548	11,589
Sale of subsidiaries	[1]		(500,163)
Balance at end of year		14,168	5,568
Cost [Member] | Cost of depreciable property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		547,788	4,107,123
Additions		35,870	116,398
Disposals		(20,420)	(76,716)
Differences in translation reserves		(38,660)	65,581
Sale of subsidiaries	[1]		(3,664,598)
Balance at end of year		524,578	547,788
Cost [Member] | Plants under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		164,619	131,178
Additions		59,531	109,709
Disposals			(15)
Differences in translation reserves		(17,002)	9,356
Sale of subsidiaries	[1]		(85,609)
Balance at end of year		207,148	164,619
Cost [Member] | Spare parts for installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		13,390	68,854
Additions		5,007	4,364
Disposals		(829)	(186)
Differences in translation reserves		(1,171)	1,487
Sale of subsidiaries	[1]		(61,129)
Balance at end of year		16,397	13,390
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		109,633	809,855
Additions		30,033	164,860
Disposals		(18,506)	(15,830)
Differences in translation reserves		(8,125)	9,561
Sale of subsidiaries	[1]		(858,813)
Balance at end of year		113,035	109,633
Accumulated depreciation [Member] | Land, roads, buildings and leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		7,293	83,737
Additions		1,671	20,523
Disposals		(188)	(807)
Differences in translation reserves		(514)	530
Sale of subsidiaries	[1]		(96,690)
Balance at end of year		8,262	7,293
Accumulated depreciation [Member] | Installations, machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		100,833	637,794
Additions		27,800	112,416
Disposals		(17,970)	(13,466)
Differences in translation reserves		(7,483)	8,547
Sale of subsidiaries	[1]		(644,458)
Balance at end of year		103,180	100,833
Accumulated depreciation [Member] | Power generation and electrical [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year			48,385
Additions			8,097
Disposals			(250)
Differences in translation reserves
Sale of subsidiaries	[1]		(56,232)
Balance at end of year
Accumulated depreciation [Member] | Office furniture, equipment and motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,507	39,939
Additions		562	23,824
Disposals		(348)	(1,307)
Differences in translation reserves		(128)	484
Sale of subsidiaries	[1]		(61,433)
Balance at end of year		$ 1,593	$ 1,507

[1]	This amount includes impairment as a result of the sale of Colombian assets. The Company recorded the impairment in cost of sales of $ 10 million.